SUPPLEMENTARY PENSION PLANS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contributions to defined-benefit plans	R$ 37,740
Total contributions	R$ 1,219,739	R$ 1,196,202
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Change in discount rate	7.54%
Top of range [member]
IfrsStatementLineItems [Line Items]
Change in discount rate	9.42%